Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date		Principal	Value
Corporate bonds and notes: 3.43%
United States: 3.43%
American Tower Corporation (Real estate, Equity REITs)	3.80%	8-15-2029		$200,000	$ 181,435
Anthem Incorporated (Health care, Health care providers & services)	2.55	3-15-2031		200,000	168,025
Bank of America Corporation (3 Month LIBOR +1.21%) (Financials, Banks) ±	3.97	2-7-2030		200,000	181,646
Berry Global Incorporated (Materials, Containers & packaging)	1.00	1-15-2025		150,000	150,532
BP Capital Markets America Incorporated (Energy, Oil, gas & consumable fuels)	1.75	8-10-2030		200,000	159,439
Broadcom Incorporated (Information technology, Semiconductors & semiconductor equipment) 144A	4.15	4-15-2032		150,000	131,679
Citigroup Incorporated (Financials, Banks)	3.20	10-21-2026		150,000	138,774
IQVIA Incorporated (Health care, Health care providers & services)	2.88	6-15-2028		225,000	214,358
Magallanes Incorporated (Communication services, Media) 144A	4.28	3-15-2032		200,000	164,753
Motorola Solutions Incorporated (Information technology, Communications equipment)	2.75	5-24-2031		200,000	159,908
Oracle Corporation (Information technology, Software)	6.25	11-9-2032		150,000	156,993
Thermo Fisher Scientific Incorporated (Health care, Life sciences tools & services)	1.13	10-18-2033		200,000	162,606
Total Corporate bonds and notes (Cost $2,309,809)					1,970,148
Foreign corporate bonds and notes: 8.52%
Belgium: 0.34%
Anheuser-Busch InBev SA (Consumer staples, Beverages)	2.88	4-2-2032	EUR	200,000	198,232
France: 0.49%
Altice France SA (Communication services, Diversified telecommunication services)	4.13	1-15-2029	EUR	100,000	81,354
SPCM SA (Materials, Chemicals)	2.00	2-1-2026	EUR	200,000	197,498
					278,852
Germany: 0.35%
Rebecca Bidco (Consumer discretionary, Diversified consumer services)	5.75	7-15-2025	EUR	200,000	198,579
Ireland: 0.17%
Smurfit Kappa Treasury Company (Materials, Paper & forest products)	1.50	9-15-2027	EUR	100,000	95,671
Italy: 0.37%
Gamma Bidco SpA (Industrials, Electrical equipment)	6.25	7-15-2025	EUR	100,000	104,021
Lottomatica SpA (Consumer discretionary, Hotels, restaurants & leisure)	9.75	9-30-2027	EUR	100,000	110,792
					214,813
See accompanying notes to portfolio of investments

Allspring International Bond Fund  |  1

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date		Principal	Value
Luxembourg: 0.34%
ContourGlobal Power Holdings SA (Utilities, Electric utilities)	2.75%	1-1-2026	EUR	100,000	$ 94,729
PLT VII Finance (Financials, Diversified financial services)	4.63	1-5-2026	EUR	100,000	100,524
					195,253
Netherlands: 0.74%
American Medical Systems Europe BV (Health care, Health care providers & services)	1.63	3-8-2031	EUR	200,000	180,241
United Group BV (Communication services, Media)	3.13	2-15-2026	EUR	100,000	85,475
VZ Vendor Financing BV (Financials, Diversified financial services)	2.88	1-15-2029	EUR	100,000	82,118
Ziggo Bond Company BV (Communication services, Media)	3.38	2-28-2030	EUR	100,000	76,826
					424,660
Sweden: 0.24%
Verisure Holding AB (Industrials, Commercial services & supplies)	3.25	2-15-2027	EUR	150,000	138,608
United Kingdom: 5.48%
AA Bond Company Limited (Consumer discretionary, Diversified consumer services)	6.50	1-31-2026	GBP	125,000	120,206
BCP Modular V Services Holding (Industrials, Lease Revenue)	4.75	11-30-2028	EUR	100,000	89,383
INEOS Finance plc (Financials, Diversified financial services)	3.38	3-31-2026	EUR	200,000	190,415
Network Rail Infrastructure Finance plc (Industrials, Transportation infrastructure)	4.75	11-29-2035	GBP	2,000,000	2,470,180
Pinewood Finance Company Limited (Financials, Diversified financial services)	3.25	9-30-2025	GBP	100,000	110,982
Playtech plc (Consumer discretionary, Hotels, restaurants & leisure)	3.75	10-12-2023	EUR	66,038	69,914
Virgin Media Secured Finance plc (Communication services, Media)	4.25	1-15-2030	GBP	100,000	93,526
					3,144,606
Total Foreign corporate bonds and notes (Cost $6,735,406)					4,889,274
Foreign government bonds: 80.46%
Australian Government Bond	1.75	11-21-2032	AUD	1,825,000	1,011,474
Australian Government Bond	2.75	11-21-2028	AUD	2,450,000	1,577,556
Brazil	10.00	1-1-2023	BRL	1,000,000	189,403
Brazil	10.00	1-1-2025	BRL	1,100,000	199,243
Brazil	10.00	1-1-2029	BRL	1,700,000	288,389
Bundesrepublik Deutschland Bond ¤	0.00	8-15-2029	EUR	1,075,000	979,794
Bundesrepublik Deutschland Bond	1.00	5-15-2038	EUR	1,180,000	1,009,709
Bundesschatzanweisungen German Bond	0.20	6-14-2024	EUR	355,000	367,249
Canada	1.50	12-1-2031	CAD	640,000	406,868
Canada 144A	1.90	3-15-2031	CAD	3,675,000	2,364,024
Canada	2.00	6-1-2032	CAD	950,000	628,221
Canada	2.00	12-1-2051	CAD	700,000	392,744
Chile	4.50	3-1-2026	CLP	120,000,000	137,436
China Government Bond	3.02	5-27-2031	CNY	13,350,000	1,941,853
See accompanying notes to portfolio of investments

2  |  Allspring International Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date		Principal	Value
Foreign government bonds: 80.46% (continued)
China Government Bond	3.03%	3-11-2026	CNY	13,900,000	$ 2,029,843
Colombia	6.00	4-28-2028	COP	1,885,000,000	290,103
Czech Republic Bond	0.25	2-10-2027	CZK	4,000,000	144,775
Czech Republic Bond	1.75	6-23-2032	CZK	51,000,000	1,692,560
France	0.50	5-25-2029	EUR	950,000	879,255
France	1.25	5-25-2038	EUR	1,250,000	1,012,766
France	2.00	11-25-2032	EUR	525,000	512,638
Hungary	1.50	4-22-2026	HUF	580,000,000	1,166,772
Hungary	1.50	8-26-2026	HUF	125,000,000	244,321
Hungary	2.25	4-20-2033	HUF	150,000,000	232,723
Indonesia	6.38	4-15-2032	IDR	13,600,000,000	840,173
Indonesia	6.50	6-15-2025	IDR	8,350,000,000	540,919
Italy Buoni Poliennali del Tesoro 144A	0.60	8-1-2031	EUR	2,275,000	1,783,887
Italy Buoni Poliennali del Tesoro	0.95	6-1-2032	EUR	3,775,000	2,964,904
Korea Treasury Bond	1.88	6-10-2029	KRW	900,000,000	634,926
Korea Treasury Bond	2.38	12-10-2031	KRW	740,000,000	522,168
Malaysia Government Bond	3.88	3-14-2025	MYR	1,500,000	342,051
Malaysia Government Bond	3.90	11-30-2026	MYR	1,100,000	250,319
Mexico	5.75	3-5-2026	MXN	7,400,000	343,484
Mexico	8.00	11-7-2047	MXN	6,000,000	274,510
Mexico	8.50	5-31-2029	MXN	22,215,000	1,108,453
New South Wales	1.50	2-20-2032	AUD	980,000	508,228
New South Wales	3.00	5-20-2027	AUD	1,040,000	676,913
New Zealand Government Bond	1.50	5-15-2031	NZD	1,300,000	656,747
New Zealand Government Bond	3.50	4-14-2033	NZD	1,300,000	759,101
Norway 144A	2.13	5-18-2032	NOK	15,100,000	1,410,801
Poland	0.25	10-25-2026	PLN	1,075,000	191,482
Poland	1.25	10-25-2030	PLN	6,275,000	961,154
Poland	1.75	4-25-2032	PLN	4,000,000	598,628
Poland	2.50	1-25-2023	PLN	1,000,000	227,565
Poland	2.75	10-25-2029	PLN	425,000	75,220
Queensland Treasury Corporation 144A	1.50	8-20-2032	AUD	2,550,000	1,304,887
Republic of Peru	6.35	8-12-2028	PEN	600,000	150,093
Republic of South Africa	8.75	2-28-2048	ZAR	7,700,000	352,887
Republic of South Africa	10.50	12-21-2026	ZAR	7,900,000	489,169
Romania	3.25	6-24-2026	RON	650,000	122,492
Romania	3.65	9-24-2031	RON	3,200,000	513,610
Romania	4.85	4-22-2026	RON	2,550,000	509,282
Romania	5.00	2-12-2029	RON	2,675,000	498,094
Russia (Acquired 9-23-2020, cost $3,553,656) †>	4.50	7-16-2025	RUB	283,800,000	1,038,997
Spain Bonos y Obligaciones del Estado ¤	0.00	1-31-2026	EUR	675,000	658,892
Spain Bonos y Obligaciones del Estado 144A	1.00	7-30-2042	EUR	640,000	417,972
Spain Bonos y Obligaciones del Estado 144A	1.25	10-31-2030	EUR	2,395,000	2,200,564
United Kingdom Gilt Bond	0.88	7-31-2033	GBP	2,160,000	1,949,124
United Kingdom Gilt Bond	1.25	7-31-2051	GBP	925,000	603,982
Total Foreign government bonds (Cost $56,396,174)					46,181,397
U.S. Treasury securities: 4.89%
U.S. Treasury Note	2.75	8-15-2032		$1,400,000	1,274,875
U.S. Treasury Note	4.13	9-30-2027		1,525,000	1,530,719
Total U.S. Treasury securities (Cost $2,797,051)					2,805,594

See accompanying notes to portfolio of investments

Allspring International Bond Fund  |  3

Portfolio of investments—December 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.39%
Investment companies: 0.39%
Allspring Government Money Market Fund Select Class ♠∞		4.09%	223,513	$ 223,513
Total Short-term investments (Cost $223,513)				223,513
Total investments in securities (Cost $68,461,953)	97.69%			56,069,926
Other assets and liabilities, net	2.31			1,324,245
Total net assets	100.00%			$57,394,171

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
†	Non-income-earning security
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $1,038,997 (original aggregate cost of $3,553,656), representing 1.81% of its net assets as of period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CLP	Chile Peso
CNY	China yuan
COP	Colombian peso
CZK	Czech Republic koruna
EUR	Euro
GBP	Great British pound
HUF	Hungarian forint
IDR	Indonesian rupiah
KRW	Republic of Korea won
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PEN	Peruvian sol
PLN	Polish zloty
REIT	Real estate investment trust
RON	Romanian lei
RUB	Russian ruble
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$831,989	$4,551,437	$(5,159,913)	$0	$0	$223,513	223,513	$5,228
See accompanying notes to portfolio of investments

4  |  Allspring International Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
5,851,543 USD	8,550,000 AUD	State Street Bank & Trust Company	3-6-2023	$16,081	$0
2,736,569 USD	19,000,000 CNY	State Street Bank & Trust Company	2-16-2023	0	(5,611)
2,041,586 USD	48,750,000 CZK	State Street Bank & Trust Company	1-23-2023	0	(113,161)
115,166 USD	275,000 CZK	State Street Bank & Trust Company	1-23-2023	0	(6,383)
20,000,000 CZK	861,512 USD	State Street Bank & Trust Company	1-23-2023	22,487	0
5,100,000 EUR	5,000,295 USD	State Street Bank & Trust Company	1-9-2023	460,935	0
400,000 EUR	398,950 USD	State Street Bank & Trust Company	1-9-2023	29,382	0
450,000 EUR	469,167 USD	State Street Bank & Trust Company	1-9-2023	12,706	0
6,325,000 EUR	6,668,258 USD	State Street Bank & Trust Company	1-9-2023	104,738	0
9,070,652 USD	8,600,000 EUR	State Street Bank & Trust Company	1-9-2023	0	(138,481)
200,000 EUR	212,735 USD	State Street Bank & Trust Company	1-9-2023	1,431	0
3,800,000 AUD	2,562,777 USD	State Street Bank & Trust Company	3-6-2023	30,762	0
223,221 USD	210,000 EUR	State Street Bank & Trust Company	1-9-2023	0	(1,653)
275,000 EUR	293,248 USD	State Street Bank & Trust Company	1-9-2023	1,230	0
3,987,802 USD	3,500,000 GBP	State Street Bank & Trust Company	1-17-2023	0	(244,970)
1,115,000 GBP	1,363,519 USD	State Street Bank & Trust Company	1-17-2023	0	(15,079)
1,517,414 USD	620,000,000 HUF	State Street Bank & Trust Company	1-9-2023	0	(141,936)
68,528 USD	28,000,000 HUF	State Street Bank & Trust Company	1-9-2023	0	(6,410)
200,000,000 HUF	500,350 USD	State Street Bank & Trust Company	1-9-2023	34,924	0
1,239,864 USD	19,250,000,000 IDR	State Street Bank & Trust Company	1-17-2023	3,475	0
6,000,000,000 IDR	385,084 USD	State Street Bank & Trust Company	1-17-2023	283	0
610,227 USD	900,000 AUD	State Street Bank & Trust Company	3-6-2023	0	(4,032)
1,940,000,000 JPY	14,209,727 USD	State Street Bank & Trust Company	1-31-2023	622,741	0
155,000,000 JPY	1,146,355 USD	State Street Bank & Trust Company	1-31-2023	38,714	0
4,560,571 USD	620,000,000 JPY	State Street Bank & Trust Company	1-31-2023	0	(179,702)
1,055,786 USD	20,875,000 MXN	State Street Bank & Trust Company	1-25-2023	0	(11,457)
273,113 USD	5,400,000 MXN	State Street Bank & Trust Company	1-25-2023	0	(2,964)
5,000,000 MXN	252,111 USD	State Street Bank & Trust Company	1-25-2023	3,516	0
400,000 MYR	91,158 USD	State Street Bank & Trust Company	3-6-2023	0	(120)
1,572,548 USD	15,650,000 NOK	State Street Bank & Trust Company	3-13-2023	0	(29,565)
2,000,000 NOK	203,407 USD	State Street Bank & Trust Company	3-13-2023	1,336	0
2,404,796 USD	3,750,000 NZD	State Street Bank & Trust Company	3-6-2023	22,065	0
466,397 USD	635,000 CAD	State Street Bank & Trust Company	3-13-2023	0	(2,837)
952,813 USD	13,000,000 CAD	State Street Bank & Trust Company	3-13-2023	0	(7,823)
175,000 CAD	129,589 USD	State Street Bank & Trust Company	3-13-2023	0	(273)
350,000 CAD	258,171 USD	State Street Bank & Trust Company	3-13-2023	462	0
42,450,000 CNY	6,081,662 USD	State Street Bank & Trust Company	2-16-2023	44,946	0
8,200,000 CNY	1,180,366 USD	State Street Bank & Trust Company	2-16-2023	3,102	0
1,475,000 NZD	938,734 USD	State Street Bank & Trust Company	3-6-2023	0	(1,527)
2,148,182 USD	10,000,000 PLN	State Street Bank & Trust Company	2-27-2023	0	(123,995)
4,000,000 PLN	887,942 USD	State Street Bank & Trust Company	2-27-2023	20,928	0
23,400,000 THB	662,702 USD	State Street Bank & Trust Company	1-31-2023	14,745	0
1,100,000 TRY	54,808 USD	State Street Bank & Trust Company	1-26-2023	2,940	0
274,085 USD	5,100,000 ZAR	State Street Bank & Trust Company	1-27-2023	0	(25,477)
353,701 USD	6,350,000 ZAR	State Street Bank & Trust Company	1-27-2023	0	(19,282)
4,000,000 ZAR	231,039 USD	State Street Bank & Trust Company	1-27-2023	3,911	0
2,350,000 ZAR	137,822 USD	State Street Bank & Trust Company	1-27-2023	211	0
86,877 USD	35,000,000 HUF	State Street Bank & Trust Company	1-9-2023	0	(6,796)
				$1,498,051	$(1,089,534)
See accompanying notes to portfolio of investments

Allspring International Bond Fund  |  5

Notes to portfolio of investments—December 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

6  |  Allspring International Bond Fund

Notes to portfolio of investments—December 31, 2022 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$1,970,148	$0	$1,970,148
Foreign corporate bonds and notes	0	4,889,274	0	4,889,274
Foreign government bonds	0	46,181,397	0	46,181,397
U.S. Treasury securities	2,805,594	0	0	2,805,594
Short-term investments
Investment companies	223,513	0	0	223,513
	3,029,107	53,040,819	0	56,069,926
Forward foreign currency contracts	0	1,498,051	0	1,498,051
Total assets	$3,029,107	$54,538,870	$0	$57,567,977
Liabilities
Forward foreign currency contracts	$0	$1,089,534	$0	$1,089,534
Total liabilities	$0	$1,089,534	$0	$1,089,534
Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring International Bond Fund  |  7